SUMMARY PROSPECTUS February 28, 2019

AB All Market Income Portfolio

Ticker: Class A–MRKAX; Class C–MRKCX; Advisor Class–MRKYX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated February 28, 2019, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, reports to shareholders and other information about the Fund, go to www.abfunds.com/go/prospectus, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

PRO-0103-AMI-0219

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221-5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221-5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek current income with consideration of capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of the Fund’s Prospectus, in Appendix B—Financial Intermediary Waivers of the Fund’s Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 132 of the Fund’s SAI.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.55%	.55%	.55%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None

Other Expenses:
Transfer Agent	.03%	.03%	.03%
Other Expenses	.54%	.55%	.54%

Total Other Expenses	.57%	.58%	.57%

Acquired Fund Fees and Expenses	.26%	.26%	.26%

Total Annual Fund Operating Expenses	1.63%	2.39%	1.38%

Fee Waiver and/or Expense Reimbursement(c)	(.63)%	(.64)%	(.63)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.75%	.75%

(a)

Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

(c)

The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until February 28, 2020 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .99%, 1.74% and .74% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares (“expense limitations”). The expense limitations will remain in effect until February 28, 2020 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. Any fees waived and expenses borne by the Adviser through May 10, 2016 under the expense limitations in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the expense limitations. In addition, the Adviser has contractually agreed to waive its management fees and/or bear Fund expenses through February 28, 2020 in an amount equal to the Fund’s share of all fees and expenses of any AB Mutual Funds in which the Fund invests. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$523	$278	*	$77

After 3 Years	$858	$684		$375

After 5 Years	$1,217	$1,218		$695

After 10 Years	$2,225	$2,678		$1,603

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Adviser will allocate the Fund’s investments primarily among a broad range of income-producing securities, including common stock of companies that regularly pay dividends (including real estate investment trusts), debt securities (including high-yield debt securities, also known as “junk bonds”), preferred stocks, and derivatives related to these types of securities. In addition, the Fund may engage in certain alternative income strategies that generally utilize derivatives to diversify sources of income and manage risk. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging market countries.

In selecting equity securities for the Fund, the Adviser will focus on securities that have high dividend yields and are undervalued by the market relative to their long-term earnings potential. The Adviser intends to gain exposure to high-yield debt securities through investment in the AB High Income Fund and may, in the future, gain such exposure through direct investments in high-income securities. It is expected that the Fund will pursue a number of generally derivatives-based alternative investment strategies, such as taking long positions in currency derivatives on higher-yielding currencies and/or short positions in currency derivatives on lower-yielding currencies.

The Adviser will adjust the Fund’s investment exposure utilizing the Adviser’s Dynamic Asset Allocation (“DAA”) approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to directly increasing or decreasing asset class exposure by buying or selling securities in that asset class, the Adviser may pursue DAA implementation for the Fund by investing in derivatives and exchange-traded funds.

The Adviser intends to utilize a variety of derivatives in its management of the Fund. The Adviser may use derivatives to gain exposure to an asset class, such as using interest rate derivatives to gain exposure to sovereign bonds. As noted above, the Adviser may separately pursue certain alternative investment strategies that utilize derivatives, and may enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives and short sales of securities, the Fund will frequently be leveraged, with gross investment exposure substantially in excess of its net assets.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund’s foreign currency exposures will come both from investments in equity and debt securities priced or denominated in foreign currencies and from direct holdings of foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS

•

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•

High Yield Debt Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

•

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

•

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors.

•

Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

•

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives may also be subject to counterparty risk to a greater degree than more traditional investments.

•

Short Sale Risk: Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

•

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

•

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 4.66%, 2nd quarter, 2016; and Worst Quarter was down -7.25%, 4th quarter, 2018.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2018)

		1 Year	Since Inception**
Class A*	Return Before Taxes	-12.63%	1.90%

	Return After Taxes on Distributions	-13.66%	-0.10%

	Return After Taxes on Distributions and Sale of Fund Shares	-6.84%	0.85%
Class C	Return Before Taxes	-10.38%	2.23%
Advisor Class	Return Before Taxes	-8.64%	3.24%
MSCI ACWI (net) (reflects no deduction for fees, expenses or taxes)		-9.42%	4.36%
Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)*** (reflects no deduction for fees, expenses, or taxes)		1.76%	2.52%

*	After-tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–

Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**	Inception date for all Classes is 12/18/14.

***

The information for the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) is presented to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Morgan C. Harting	Since 2015	Senior Vice President of the Adviser

Daniel J. Loewy	Since 2014	Senior Vice President of the Adviser

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which are subject to waiver in certain circumstances.

	Initial	Subsequent
Class A/Class C shares, including traditional IRAs and Roth IRAs	$2,500	$50
Automatic Investment Program	None	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee-based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None
Class A shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where in each case plan level or omnibus accounts are held on the books of the Fund.	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone ((800) 221-5672).

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRO-0103-AMI-0219